SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)			605
Potential dilutive ordinary shares	1,500	1,200	1,400
Net Income attributable to UTStarcom Holdings Corp.	$ 4,820	$ 6,981	$ 290
Weighted average shares outstanding-Diluted	36,319	36,176	36,402
Net Income per shares attributable to UTStarcom Holdings Corp.—Diluted	$ 0.13	$ 0.19	$ 0.01
Stock options and awards/units
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)			605